Land-Use Rights, Net	12 Months Ended
Dec. 31, 2025
Land-Use Rights, Net [Abstract]
Land-use rights, net

Note 8. Land-use rights, net

Land-use rights, net, consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Land-use rights	$2,421,164	$2,319,598
Less: accumulated amortization	(246,152)	(189,434)
Land-use rights, net	$2,175,012	$2,130,164

As of December 31, 2025 and 2024, the land-use rights have been pledged for the purpose of obtaining bank loans.

Amortization expenses for the years ended December 31, 2025, 2024 and 2023 amounted to $47,113, $47,060 and $47,823, respectively.

For the year ended December 31, 2025, the amortization expenses included in the cost of sales and general and administrative expenses were approximately $9,507 and $37,606, respectively.

For the year ended December 31, 2024, the amortization expenses included in the cost of sales and general and administrative expenses were approximately $9,496 and $37,564, respectively.

For the year ended December 31, 2023, the amortization expenses included in the cost of sales and general and administrative expenses were approximately nil and $47,823, respectively.

Estimated future amortization expenses are as follows:

Amortization expenses
Fiscal year 2026	$47,113
Fiscal year 2027	47,113
Fiscal year 2028	47,113
Fiscal year 2029	47,113
Fiscal year 2030	47,113
Thereafter	1,939,447
Total	$2,175,012